Exhibit 99.1

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	September 2008
Distribution Date:	October 20, 2008
Number of Days in Interest Period:	30

Section I. Original Deal Parameters

			Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
A. Original Portfolio
i. Prime Loans	13,486	236,061,502.62	8.62%	71.84	62.22	9.62
ii. Non-Prime Loans	12,957	237,913,639.20	12.20%	71.26	62.98	8.28
iii. Sub-Prime Loans	769	11,435,804.46	16.99%	66.45	58.70	7.75
iv. Pre-funding Account		0.00
v. Total Loans	27,212	485,410,946.28	10.57%	71.43	62.51	8.92

	Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
B. Bonds Issued
i. Class A-1 Notes	75,000,000.00	2.72588%	June 22, 2009	35242Y AA7
ii. Class A-2 Notes	190,000,000.00	One-Month LIBOR + 1.00%	October 20, 2011	35242Y AB5
iii. Class A-3 Notes	69,000,000.00	One-Month LIBOR + 1.58%	June 20, 2012	35242Y AC3
iv. Class A-4a Notes	40,300,000.00	5.36%	May 20, 2016	35242Y AD1
v. Class A-4b Notes	20,000,000.00	One-Month LIBOR + 1.95%	May 20, 2016	35242Y AE9
vi. Class B Notes	13,400,000.00	6.10%	May 20, 2016	35242Y AF6
vii. Class C Notes	37,600,000.00	7.16%	May 20, 2016	35242Y AG4
viii. Class D Notes	40,110,946.28	8.18%	May 20, 2016	35242Y AH2

C. Spread Account

i. Initial Cash Deposit		10,921,746.29
ii. Spread Account Floor Amount		2,427,054.73
iii. Specified Spread Account Amount		10.25%	of Outstanding Pool Balance
iv. Initial Letter of Credit Commitment		27,911,129.41

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	September 2008
Distribution Date:	October 20, 2008
Number of Days in Interest Period:	30

Section II. Deal Status as of Previous Distribution Date

			Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
A. Portfolio
i. Prime Loans	12,547	208,415,602.42	8.66%	72.03	59.25	12.78
ii. Non-Prime Loans	12,252	215,215,706.76	12.20%	71.35	59.76	11.59
iii. Sub-Prime Loans	720	10,403,239.40	16.91%	66.66	55.77	10.89
iv. Pre-funding Account
v. Total Loans	25,519	434,034,548.58	10.61%	71.56	59.42	12.14

	Principal Balance	Unpaid Interest Shortfall Amount
B. Bonds Outstanding
i. Class A-1 Notes	23,623,602.30	0.00
ii. Class A-2 Notes	190,000,000.00	0.00
iii. Class A-3 Notes	69,000,000.00	0.00
iv. Class A-4a Notes	40,300,000.00	0.00
v. Class A-4b Notes	20,000,000.00	0.00
vi. Class B Notes	13,400,000.00	0.00
vii. Class C Notes	37,600,000.00	0.00
viii. Class D Notes	40,110,946.28	0.00

C. Spread Account
i. Spread Account Cash Balance	16,577,411.82
ii. Letter of Credit Commitment	27,911,129.41

D. Shortfall Amounts
i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	0.00

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	September 2008
Distribution Date:	October 20, 2008
Number of Days in Interest Period:	30

Section II. Deal Status as of Previous Distribution Date

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
E. Delinquencies in Period
Principal Balance
i. Prime Loans	1,293,176.98	702,734.54	374,697.13	155,967.07	635,365.62	432,721.09
ii. Non-Prime Loans	4,761,890.14	2,146,422.94	1,220,327.30	310,880.48	1,756,055.39	1,142,305.19
iii. Sub-Prime Loans	492,490.80	103,852.66	129,091.59	125,571.46	241,229.90	94,028.11
iv. Total Loans	6,547,557.92	2,953,010.14	1,724,116.02	592,419.01	2,632,650.91	1,669,054.39

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	66	32	18	6	25	19
ii. Non-Prime Loans	284	104	62	14	82	58
iii. Sub-Prime Loans	33	6	7	8	14	6
iv. Total Loans	383	142	87	28	121	83

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i. Prime Loans	0.62%	0.34%	0.18%	0.07%	0.30%	0.21%
ii. Non-Prime Loans	2.21%	1.00%	0.57%	0.14%	0.82%	0.53%
iii. Sub-Prime Loans	4.73%	1.00%	1.24%	1.21%	2.32%	0.90%
iv. Total Loans	1.51%	0.68%	0.40%	0.14%	0.61%	0.38%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i. Prime Loans	0.53%	0.26%	0.14%	0.05%	0.20%	0.15%
ii. Non-Prime Loans	2.32%	0.85%	0.51%	0.11%	0.67%	0.47%
iii. Sub-Prime Loans	4.58%	0.83%	0.97%	1.11%	1.94%	0.83%
iv. Total Loans	1.50%	0.56%	0.34%	0.11%	0.47%	0.33%

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	September 2008
Distribution Date:	October 20, 2008
Number of Days in Interest Period:	30

Section III. Collection Period Activity and Current Status

				Principal Weighted Average

	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
A. Portfolio
i. Prime Loans	12,333	202,799,101.44	8.66%	72.09	58.52	13.57
ii. Non-Prime Loans	12,068	209,537,847.57	12.20%	71.37	58.97	12.40
iii. Sub-Prime Loans	703	10,019,603.47	16.85%	66.65	54.96	11.69
iv. Pre-funding Account
v. Total Loans	25,104	422,356,552.48	10.61%	71.61	58.66	12.95

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
B. Delinquencies in Period
Principal Balance
i. Prime Loans	2,086,316.94	782,473.25	533,014.76	256,006.06	850,013.82	393,481.77
ii. Non-Prime Loans	5,872,957.23	2,171,810.28	1,630,247.94	614,565.06	2,174,247.35	1,244,598.95
iii. Sub-Prime Loans	364,675.05	268,611.99	33,387.38	50,644.68	103,937.36	221,508.62
iv. Total Loans	8,323,949.22	3,222,895.52	2,196,650.08	921,215.80	3,128,198.53	1,859,589.34

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	98	37	25	11	36	17
ii. Non-Prime Loans	342	124	82	28	101	60
iii. Sub-Prime Loans	26	17	2	3	7	13
iv. Total Loans	466	178	109	42	144	90

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i. Prime Loans	1.03%	0.39%	0.26%	0.13%	0.42%	0.19%
ii. Non-Prime Loans	2.80%	1.04%	0.78%	0.29%	1.04%	0.59%
iii. Sub-Prime Loans	3.64%	2.68%	0.33%	0.51%	1.04%	2.21%
iv. Total Loans	1.97%	0.76%	0.52%	0.22%	0.74%	0.44%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i. Prime Loans	0.79%	0.30%	0.20%	0.09%	0.29%	0.14%
ii. Non-Prime Loans	2.83%	1.03%	0.68%	0.23%	0.84%	0.50%
iii. Sub-Prime Loans	3.70%	2.42%	0.28%	0.43%	1.00%	1.85%
iv. Total Loans	1.86%	0.71%	0.43%	0.17%	0.57%	0.36%

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	September 2008
Distribution Date:	October 20, 2008
Number of Days in Interest Period:	30

Section III. Collection Period Activity and Current Status

C. Collections

i. Simple Interest Contracts
a. Interest Collections	3,688,424.29
b. Principal Collections	9,818,406.76
ii. Net Liquidation Proceeds	622,194.79
iii. Post Disposition Recoveries	50,998.16
iv. Repurchase Amounts
a. Interest	0.00
b. Principal	0.00

D. Pre-funding Account

i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E. Total Available

i. Total Interest Collections	3,688,424.29
ii. Total Principal Collections	10,440,601.55
iii. Collected Funds	14,129,025.84
iv. Reinvestment Income Collected in Spread Account	38,857.72

F. Month End Pool Balance

i. Beginning Pool Balance	434,034,548.58
ii. Principal Collections	10,440,601.55
iii. Realized and Cram-Down Losses	1,237,394.55
iv. Month End Pool Balance	422,356,552.48

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	September 2008
Distribution Date:	October 20, 2008
Number of Days in Interest Period:	30

Section IV. Distribution Calculations

A. Servicing Fee

i. Servicing Fee Rate
a. Prime Receivable @1%		173,679.67
b. Non-prime Receivables @1.5%		269,019.63
c. Sub-prime Receivables @2%		17,338.73
d. Total Servicing Fee		460,038.03
e. Total Receivables @1.25%		452,119.32
ii. Base Servicing Fee (Less of id and ie)		452,119.32
iii. Previous Base Servicing Fee Shortfall		0.00
iv. Additional Servicing Fee		7,918.71
v. Previous Additional Servicing Fee Shortfall		0.00
vi. Total Additional Servicing Fee		7,918.71
vii. Supplemental Servicing Fee		136,361.32
viii. Total Supplemental Servicing Fee		136,361.32

B. Letter of Credit Commitment Fee

i. Letter of Credit Commitment Fee		1.00%
ii. Base Letter of Credit Commitment Fee		21,708.66
iii. Previous Letter of Credit Commitment Fee Shortfall		0.00
iv. Total Letter of Credit Commitment Fee Due		21,708.66

C. Swap Counterparty

i. Class A-2 Swap Payment (Net Swap Payment)		28,763.89
ii. Class A-3 Swap Payment (Net Swap Payment)		30,494.17
iii. Class A-4 Swap Payment (Net Swap Payment)		13,250.00
iv. Total Net Swap Payment		72,508.06
v. Swap Counterparty (subordinated swap termination payment)		0.00
	One-Month LIBOR	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
D. Bond Interest

i. Class A-1 Notes	—	2.73%	28	50,085.08	0.00	0.00	50,085.08
ii. Class A-2 Notes	3.18750%	4.19%	28	618,819.44	0.00	0.00	618,819.44
iii. Class A-3 Notes	3.18750%	4.77%	28	255,855.83	0.00	0.00	255,855.83
iv. Class A-4a Notes	—	5.36%	30	180,006.67	0.00	0.00	180,006.67
v. Class A-4b Notes	3.18750%	5.14%	28	79,916.67	0.00	0.00	79,916.67
vi. Class B Notes	—	6.10%	30	68,116.67	0.00	0.00	68,116.67
vii. Class C Notes	—	7.16%	30	224,346.67	0.00	0.00	224,346.67
viii. Class D Notes	—	8.18%	30	273,422.95	0.00	0.00	273,422.95
ix. Total				1,750,569.98	0.00	0.00	1,750,569.98

E. Bond Principal

i. Beginning Note Balance		434,034,548.58
ii. Current Pool Balance		422,356,552.48
iii. Principal Distributable Amount		11,677,996.10

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	September 2008
Distribution Date:	October 20, 2008
Number of Days in Interest Period:	30

F. Total Required Distributions	13,974,902.12
G. Total Available Funds	14,180,024.00
H. Required Distribution Shortfall	0.00
I. Cash Available in Spread Account	16,616,269.54
J. Reserve Account Draw	0.00
K. Letter of Credit Commitment	27,911,129.41
L. Letter of Credit Required Payment Amount	0.00
M. Total Cash Available for Distributions	14,180,024.00

Section V. Waterfall for Distributions

A. Total Available Funds	14,180,024.00

	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	452,119.32	452,119.32	0.00	13,727,904.68
C. Letter of Credit Commitment Fee	21,708.66	21,708.66	0.00	13,706,196.02
D. Swap Counterparty (Net Swap Payment)	72,508.06	72,508.06	0.00	13,633,687.96
E. Swap Counterparty and Class A Note Interest	1,184,683.69	1,184,683.69	0.00	12,449,004.27
F. Class A Principal Distributable Amount	11,677,996.10	11,677,996.10	0.00	771,008.17
G. Class B Note Interest	68,116.67	68,116.67	0.00	702,891.50
H. Class B Principal Distributable Amount	0.00	0.00	0.00	702,891.50
I. Class C Note Interest	224,346.67	224,346.67	0.00	478,544.83
J. Class C Principal Distributable Amount	0.00	0.00	0.00	478,544.83
K. Class D Note Interest	273,422.95	273,422.95	0.00	205,121.88
L. Class D Principal Distributable Amount	0.00	0.00	0.00	205,121.88
M. Spread Account	0.00	0.00	0.00	205,121.88
N. Payment of Additional Servicing Fee	7,918.71	7,918.71	0.00	197,203.17
O. Outstanding Letter of Credit Fees	0.00	0.00	0.00	197,203.17
P. Swap Counterparty (Subordinated Swap Termination Payment)	0.00	0.00	0.00	197,203.17
Q. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	197,203.17
R. Deposit to Holders of Certificates	197,203.17	197,203.17	0.00	0.00

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	September 2008
Distribution Date:	October 20, 2008
Number of Days in Interest Period:	30

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	23,623,602.30	11,677,996.10	11,945,606.20	50,085.08	50,085.08	0.00
B. Class A-2 Notes	190,000,000.00	0.00	190,000,000.00	618,819.44	618,819.44	0.00
C. Class A-3 Notes	69,000,000.00	0.00	69,000,000.00	255,855.83	255,855.83	0.00
D. Class A-4a Notes	40,300,000.00	0.00	40,300,000.00	180,006.67	180,006.67	0.00
E. Class A-4b Notes	20,000,000.00	0.00	20,000,000.00	79,916.67	79,916.67	0.00
F. Class B Notes	13,400,000.00	0.00	13,400,000.00	68,116.67	68,116.67	0.00
G. Class C Notes	37,600,000.00	0.00	37,600,000.00	224,346.67	224,346.67	0.00
H. Class D Notes	40,110,946.28	0.00	40,110,946.28	273,422.95	273,422.95	0.00
I. Total	434,034,548.58	11,677,996.10	422,356,552.48	1,750,569.98	1,750,569.98	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date		0.59%
B. Cumulative Net Loss Calculation as of previous distribution date		0.35%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?		NO

Section VIII. Spread Account and Letter of Credit Reconciliation

A. Required Spread Account Parameters:
i. Spread Account Floor Amount	2,427,054.73
ii. Credit Enhancement Target Amount	43,291,546.63
iii. Spread Account Required Amount	15,380,417.22

B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment			Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment

i. Beginning Balance					16,616,269.54	27,911,129.41
ii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)			0.00	0.00	16,616,269.54	27,911,129.41
iii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)			0.00	0.00	16,616,269.54	27,911,129.41
iv. Deposit to Spread Account from Waterfall			0.00	0.00	16,616,269.54	27,911,129.41
v. Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured			-1,235,852.32	0.00	15,380,417.22	27,911,129.41
vi. Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured			0.00	0.00	15,380,417.22	27,911,129.41
vii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured			0.00	0.00	15,380,417.22	27,911,129.41
viii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured			0.00	0.00	15,380,417.22	27,911,129.41

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	September 2008
Distribution Date:	October 20, 2008
Number of Days in Interest Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	901
B. Balance of loans extended during the current collection period	$17,132,500.35
C. Number of modifications during the current collection period	9
D. Balance of modified contracts during the current collection period	$163,149.66
Section X. Historical Portfolio Performance
	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	780,649.23	393,481.77	441,327.09	274,419.07	1.1443%
ii. Non-Prime Loans	1,963,801.84	1,244,598.95	1,191,989.25	765,530.42	1.2156%
iii. Sub-Prime Loans	113,156.79	221,508.62	59,486.69	146,446.90	1.9501%
iv. Total Loans	2,857,607.86	1,859,589.34	1,692,803.03	1,186,396.39	1.2010%
Section XI. Franklin Resources Credit Rating
A. Moody’s
i. Short Term	P1
ii. Long Term	A1
B. Standard and Poor’s
i. Short Term	A1
ii. Long Term	A+